Equity - Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income
Cumulative translation adjustment	$ 59	$ (59)	$ 2
Fair market value adjustment for available-for-sale instruments	3,476	(39,770)	4,886
Cash Flow hedge	$ 11,158	$ (38,366)	$ 7,728